TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 2,891	$ 3,773	$ 3,663
Increase in tax positions for current year			110
Release of tax position of prior years	0
Decrease in tax position resulting from settlement		(882)
Gross tax liabilities, ending balance	$ 2,891	$ 2,891	$ 3,773